Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Loss from before Income Tax Provision

Loss from continuing and discontinuing operations before income tax provision (benefit) consisted of the following (in thousands):

	For the Year Ended December 31
	2019	2018
United States	$(5,619)	$(19,793)
Foreign	(1,601)	(580)
Total	$(7,220)	$(20,373)

Schedule of Income Tax Provision (Benefit)

The provision (benefit) for income taxes from continuing and discontinuing operations consisted of the following (in thousands):

	For the Year Ended December 31
	2019	2018
Current:
State	$(512)	$—

Deferred:
Federal	$687	$(4,112)
State	766	12
Foreign	(167)	52
	1,286	(4,048)
Change in valuation allowance	(1,286)	4,048
Total deferred	$—	$—

Total	$(512)	$—

Schedule of Inome Tax Benefit and Tax Rate

The provision (benefit) for income taxes from continuing and discontinuing operations for the years ended December 31, 2019 and 2018 differs from the approximate amount of income tax benefit determined by applying the U.S. federal income tax rate to pre-tax loss, due to the following:

	Year Ended December 31, 2019		Year Ended December 31, 2018
	Amount (in thousands)	% of Pretax Loss	Amount (in thousands)	% of Pretax Loss
Income tax benefit at federal statutory rate	$(1,516)	21.0%	$(4,278)	21.0%
State tax provision, net of federal tax benefit	223	(3.1)%	226	(1.1)%
Tax credits	136	(1.9)%	(60)	0.3%
Stock based compensation	997	(13.8)%	211	(1.0)%
Derivative warrants	(30)	0.4%	(766)	3.7%
Change in valuation allowance	(1,286)	17.8%	4,048	(19.9)%
Goodwill impairment	604	(8.4)%	—	—%
Foreign operations	109	(1.5)%	508	(2.5)%
Gain on sale of businesses	246	(3.4)%	—	—%
Other	5	—%	111	(0.5)%
Income tax (benefit) provision	$(512)	7.1%	$—	—%

Schedule of Deferred Tax Assets

Approximate deferred taxes consist of the following components as of December 31, 2019 and 2018 (in thousands):

	2019	2018
Deferred tax assets:
Net operating loss carryforwards	$26,317	$25,999
Accruals and reserves	3,014	4,328
Stock based compensation	75	1,020
Research and development tax credits	1,800	1,936
Derivative warrant liability	17	17
Investment in joint venture	161	162
Other	6	6
Total deferred tax assets	31,390	33,468
Less valuation allowance	(30,497)	(31,783)
Net deferred tax assets	893	1,685
Deferred tax liabilities
Fixed assets	(132)	(352)
Goodwill and intangible assets	(761)	(1,333)
Net deferred taxes	$—	$—